Related Party Transactions	12 Months Ended
Feb. 29, 2012
Related Party Transactions [Abstract]
Related Party Transactions

8.	Related Party Transactions

Pursuant to a management services agreement, during the year ended February 28, 2012 the Company paid or accrued management fees of $30,000 (2011 - $30,000) to a company of which the President of the Company is a director. At February 28, 2012, the Company had an outstanding balance of $111,450 (2010 - $81,450) owed to this related party.

During the year ended February 29, 2012, the Company paid or accrued investor relations fees of $nil (2011 - $2,500) to a company related to the Company by way of a common director.

During the year ended February 29, 2012, the Company paid consulting fees of $13,666 (2011 - $15,190) to a company where the President of the Company is a director.

The Company had certain mineral property transactions and a joint venture agreement with related parties (Note 5).

Related party transactions incurred during the normal course of the Company’s operations and are measured at the exchange amount, which is the amount agreed between the related parties.